UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: March 31, 2009

Item 1:	Schedule of Investments March 31, 2009 (unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENT SECURITIES - 114%

CONVERTIBLE PREFERRED STOCK - 26%
UNITED STATES - 26%

Affiliated Managers Group,Inc. 5.100%         1,200        26,400
   Due 04-15-36
Affiliated Managers Group,Inc. 5.150%        48,410       871,380
   Due 10-15-37 (d)
Bank of America 7.250%                        3,000     1,289,250
Bunge Limited 4.875%			     18,090     1,388,588
Carriage Services Cap Trust 7.000%           59,500     1,606,500
   Due 06-01-29 (d)
Citigroup Inc. 6.500%                        15,000       406,125
Dune Energy, Inc. 10.000% (d)                 2,416       181,200
Dune Energy, Inc. 10.000% (144A) (b)(d)         327        24,525
Fifth Third Bancorp 8.500% (d)                4,200       169,722
Fleetwood Capital Trust 6.000%               97,960        48,980
   Due 02-15-28 (d)
Healthsouth Corp. 6.500% (d)                  1,800       750,816
ION Media 12.000%                                 9            14
   Due 08-31-13
Newell Financial Trust 1 5.250%               2,048        37,888
   Due 12-01-27
Quadramed Corp 5.500%                       113,000     1,808,000
Simon Property 6.000% (d)                    22,620       723,840
Six Flags, Inc. 7.250%                       90,300        59,598
   Due 08-15-09 (a)

Total Convertible Preferred Stock (cost- $19,981,433)   9,392,826

CONVERTIBLE BONDS - 71%
Mauritius - 0%
APP Finance VI Mauritius                 12,903,000        22,580
   0.000% Due 11-18-12 (a)(c)(d)

INDIA - 3%
Vedanta Finance (Reg S) 4.600%            1,550,000       992,000
   Due 02-21-26


UNITED STATES - 68%

Alcoa Inc. 5.250%                             80,000      105,824
   Due 03-15-14
Alliance Data Systems (144A) 1.750%          310,000      219,542
   Due 08-01-13 (b)(d)
Amgen Inc. 0.000%                            127,000       82,550
   Due 03-01-32
Amkor Technology, Inc. (144A) 6.000%         500,000      539,850
   Due 04-15-14 (b)
Beckman Coulter, Inc. 2.500%                  30,000       28,650
   Due 12-15-36
Capital Source Inc.                        2,800,000    1,582,000
   7.250% Due 07-15-37 (d)
Carnival Corporation                       1,000,000      932,500
   2.000% Due 04-15-21 (d)
Cell Therapeutic, Inc.                     1,500,000      262,500
   4.000% Due 07-01-10 (d)
Chemed Corporation                         1,000,000      726,400
   1.875% Due 05-15-14 (d)
Chesapeake Energy Corporation 2.750%         330,000      254,925
   Due 11-15-35 (d)
Danahar Corporation                          765,000      665,550
   0.000% Due 01-22-21 (c)(d)
Dominion Resources                           500,000      530,920
   2.125% Due 12-15-23 (d)
Enpro Industries, Inc.                     1,100,000      800,800
   3.937% Due 10-15-15 (d)
FiberTower Corp   			   2,100,000      693,000
   9.000% Due 11-15-12 (d)
Global Crossing Ltd.                       2,150,000    1,120,687
   5.000% Due 05-15-11 (d)
HCC Insurance Holdings                       500,000      562,400
   1.300% Due 04-01-23 (d)
Ingersoll-Rand Company Ltd.                   60,000       60,000
   4.500% Due 04-15-12
Interpublic Group                            500,000      342,850
   4.750% Due 03-15-23 (d)
ION Media Networks                           851,692          255
   11.000% Due 07-31-13
Johnson Controls, Inc.                       780,000      989,274
   6.500% Due 09-30-12
L-3 Communications Holdings                  610,000      597,495
   3.000% Due 08-01-35
Level Three Communications                 1,000,000      668,890
   10.000% Due 05-01-11(d)
Level Three Communications                 2,500,000    1,055,000
   3.500% Due 06-15-12 (d)
Liberty Media (MOT)                        1,690,000      533,871
   3.500% Due 01-15-31 (d)
Liberty Media (TWX)                        1,500,000    1,205,625
   3.125% Due 03-30-23 (d)
Liberty Media (VIA/B)                      1,000,000      367,900
   3.250% Due 03-15-31
McMoran Exploration                          800,000      602,560
   5.250% Due 10-06-11
Newell Rubbermaid                            100,000      110,965
   5.500% Due 03-15-14
Newmont Mining Corporation                    80,000       98,800
   3.000% Due 02-15-12
Newmont Mining Corporation - A               730,000      870,963
   1.250 % Due 07-15-14 (d)
Pier 1 Imports, Inc.                         305,000      132,675
   6.375% Due 02-15-36 (d)
Rite Aid Corp                    	   2,000,000      550,000
   8.500% Due 05-15-15 (d)
School Specialty, Inc.                     1,300,000      862,875
   3.750% Due 11-30-26
Sirius XM Radio Inc. (144A)                2,000,000      637,800
   7.000 % Due 12-01-14 (b)
Sotheby s (144A)                             390,000      259,350
   3.125% Due 06-15-13 (b)(d)
SVB Financial Group (144A)                    70,000       56,700
   3.875% Due 04-15-11 (b)
Teradyne, Inc.                               400,000      400,000
   4.500% due 03-15-14
Thermo Fisher Scientific 0.070%              200,000      252,492
  Due 12-15-33
TJX Companies, Inc.                        1,260,000    1,148,238
   0.000% Due 02-13-21 (c)(d)
Toreador Resources Corporation               750,000      558,750
   5.000% Due 10-01-25
Transocean Inc. - C                          120,000       99,900
   1.500% Due 12-15-37 (d)
US Airways Group, Inc.                     1,975,000    1,313,375
   7.000% Due 09-30-20 (d)
Virgin Media Inc (144A)                      870,000      476,325
   6.500% Due 11-15-16 (b)(d)
Vornado Realty Trust                       1,000,000      792,500
   3.875% Due 04-15-25 (d)


        Total United States                            24,153,528

Total Convertible Bonds (cost - $37,606,579)           25,168,108


CONVERTIBLE BOND UNITS - 2%
UNITED STATES - 2%
Ashland Inc. 6.500%                            1,720      860,000
  Due 06-30-29

        Total Convertible Bond Units(cost $1,300,485)     860,000

COMMON STOCK - 3%
Ireland - 0%
Babcock & Brown Air, Ltd.                     13,100       55,806

UNITED STATES - 3%
Durect Corporation                           403,150      899,024
Scottish Re Group Ltd.                       305,787       21,405

      Total United States                                 920,429

      Total Common Stock (cost $3,068,843)                976,235


PREFERRED STOCK - 0%
GREAT BRITAIN - 0%
PTV Inc.                                         594           77

      Total Preferred Stock(cost $2,953)                       77


WARRANTS - 1%
UNITED STATES - 1%
Mirant(Series A),strike price $21.87,         28,100       22,480
    Expire 01-03-11
Mirant(Series B),strike price $20.54,         65,200       68,460
    Expire 01-03-11
Raytheon Company,strike price $37.50,         52,500      343,875
    Expire 06-16-11

      Total Warrants(cost $1,277,904)                     434,815

Other Investment Securities - 11%
UNITED STATES - 11%
    Metromedia Int'l Group, Inc.              80,000    3,803,200
       appraisal rights (d)(e)

      Total Other Investment Securities(cost $629,451)  3,803,200


TOTAL INVESTMENT SECURITIES (cost - $63,867,648)       40,635,261


OTHER ASSETS LESS LIABILITIES - (14)%                  (4,927,915)

NET ASSETS - 100%                                     $35,707,346



(a) This security is in default or deferral and interest or dividends is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) The Fund is party to an appraisal action in the Delaware Court of Chancery in which it has requested the determination and payment of fair value of the 7.25% Cumulative Convertible Preferred Stock.


Percentages are based upon the fair value as a percent of net assets as of March 31, 2009.


Valuation of Measurements -  Statement of Financial Accounting
Starndards No. 157, Fair Value Measurements (FAS 157), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs                       Investments in Securities
Level 1 - Quotes prices                            $ 4,038,180
Level 2 - Other Significant Observable Inputs       32,793,881
Level 3 - Significant Unobservable Inputs            3,803,200

Net Investment in Securities                       $40,635,261

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                                       Investments in Securities
Balance as of December 31, 2008                    $ 3,751,200
Realized gain(loss)                                          0
Change in unrealized appreciation                       52,000
Net purchases(sales)                                         0
Transfers in and/or out of Level 3                           0

Balance as of March 31, 2009                       $ 3,803,200


Ending balance

  The amount of total gains or losses for the
   period included in net assets attributable
   to the change in unrealized gains and losses
   related to assets still held at the reporting
   date                                                $52,000



Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President